22. Suppliers (Tables)	12 Months Ended
Dec. 31, 2017
Suppliers Tables
Suppliers

	12.31.2017	12.31.2016
Energy supplies	986,689	673,442
Materials and supplies	521,969	399,576
Natural gas for resale	101,026	132,985
Charges for use of grid system	117,362	86,347
	1,727,046	1,292,350
Current	1,683,577	1,255,639
Noncurrent	43,469	36,711